Contracted concessional assets	6 Months Ended
Jun. 30, 2020
Contracted concessional assets [Abstract]
Contracted concessional assets
Note 6. - Contracted concessional assets

The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of June 30, 2020 and December 31, 2019 is as follows:

	Balance as of June 30, 2020	Balance as of December 31, 2019
	($ in thousands)
Contracted concessional assets cost	10,435,825	10,384,597
Amortization and impairment	(2,400,935)	(2,223,468)
Total	8,034,890	8,161,129

Contracted concessional assets include fixed assets financed through project debt, related to service concession arrangements recorded in accordance with IFRIC 12, except for Palmucho, which is recorded in accordance with IFRS 16, and PS10, PS20, Seville PV, Mini-Hydro, Chile TL3 and Chile PV I, which are recorded as property plant and equipment in accordance with IAS 16. Concessional assets recorded in accordance with IFRIC 12 are either intangible or financial assets. As of June 30, 2020, contracted concessional financial assets amount to $862,081 thousand ($819,146 thousand as of December 31, 2019).

The increase in the contracted concessional assets cost is primarily due to the change in the scope of the consolidated financial statements for $162 million (see Note 5), partially offset by a lower value of Kaxu asset since the exchange rate of the South African rand significantly decreased against the U.S. dollar since December 31, 2019.

No losses from impairment of contracted concessional assets, excluding any change in the provision for expected credit losses under IFRS 9, Financial instruments, were recorded during the six-month periods ended June 30, 2020 and 2019. The impairment provision based on the expected credit losses on contracted concessional financial assets increased by $41 million in the six-month period ended June 30, 2020 (reversal of $8 million in the six-month period ended June 30, 2019), primarily in ACT.

Other matters

Abengoa maintains a number of obligations under O&M and other contracts, as well as indemnities covering certain potential risks. Additionally, Abengoa represented in the past that Atlantica would not be a guarantor of any obligation of Abengoa with respect to third parties and agreed to indemnify the Company for any penalty claimed by third parties resulting from any breach in such representations. The Company has contingent assets, which have not been recognized as of June 30, 2020, related to the obligations of Abengoa referred above, which results and amounts will depend on the occurrence of uncertain future events.